Note 18 - Assets and Liabilities Associated With Assets Held for Sale (Details Textual) $ in Thousands	Sep. 28, 2023 USD ($)
Blanket Mine [member] | Non-current assets or disposal groups classified as held for sale [member]
Statement Line Items [Line Items]
Impairment loss	$ 0